Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings		Own shares held	Shareholders' equity	Non-controlling interests	Ordinary shareholders	Preference shareholders	Total
Balance at Dec. 31, 2020		£ 12,129	£ 4,999	£ 1,111	£ 10,881	£ 360	£ 229	£ 1,608		£ 12,567		£ (24)		£ (36)
Ordinary shares issued		38		50
Share cancellation	[1],[2]	(391)							£ 390
Securities issued during the period (2)	[3]		937
Unrealised gains/(losses)						(113)
Realised losses/(gains)						(23)
Tax						15
Amount recognized in equity							(323)
Amount transferred from equity to earnings							(42)
Tax							59
Retranslation of net assets								(336)
Foreign currency (losses)/gains on hedges of net assets								43
Tax								(11)
Redemption of preference shares									24	(24)	[4]
Profit attributable to ordinary shareholders and other equity owners - continuing										1,855
Equity preference dividends paid										(9)
Paid-in equity dividends paid										(178)
Ordinary dividends paid										(347)
Own shares acquired	[1]									(748)	[2]	(384)
Realised losses/(gains) in period on FVOCI equity shares										(1)
Remeasurement of the retirement benefit schemes - gross										(734)	[5]						£ (734)	[6]
Remeasurement of the retirement benefit schemes - tax	[5]									182
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross										(25)							(25)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax										2
Shares issued under employee share schemes												17
Share based payments										(82)
Currency translation adjustments and other movements														5
Profit attributable to non-controlling interests														41
Profit attributable to ordinary shareholders and other equity owners - discontinued										174
Balance at Jun. 30, 2021		11,776	5,936	1,161	10,881	239	(77)	1,304	414	12,632		(391)	£ 43,875	10	£ 37,445	£ 494	43,885
Balance at Dec. 31, 2021		11,468	3,890	1,161	10,881	269	(395)	1,205	722	12,966		(371)		7			41,803
Share cancellation	[1],[2]	(885)							885
Tax on redemption/reclassification of paid-in equity										(21)
Unrealised gains/(losses)						(444)
Realised losses/(gains)						(17)
Tax						125
Amount recognized in equity							(1,386)
Amount transferred from equity to earnings							(171)
Tax							426
Retranslation of net assets								307
Foreign currency (losses)/gains on hedges of net assets								(122)
Tax								14
Redemption of preference shares	[4]									(750)
Profit attributable to ordinary shareholders and other equity owners - continuing										1,822
Paid-in equity dividends paid										(121)
Ordinary dividends paid										(841)
Own shares acquired	[1],[2]									(1,958)
Realised losses/(gains) in period on FVOCI equity shares										6
Remeasurement of the retirement benefit schemes - gross										(517)	[5]						(517)	[6]
Remeasurement of the retirement benefit schemes - tax	[5]									133
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross										91							91
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax										(9)
Shares issued under employee share schemes										5		92
Share based payments										(33)
Profit attributable to non-controlling interests														3
Profit attributable to ordinary shareholders and other equity owners - discontinued										190
Balance at Jun. 30, 2022		£ 10,583	£ 3,890	£ 1,161	£ 10,881	£ (67)	£ (1,526)	£ 1,404	£ 1,607	£ 10,963		£ (279)	£ 38,617	£ 10	£ 34,727		£ 38,627

[1]	In March 2022, there was an agreement with HM Treasury to buy 549.9 million ordinary shares in the Company from UK Government Investments Ltd (UKGI), at 220.5p per share for the total consideration of £1.22 billion. NatWest Group cancelled 549.9 million of the purchased ordinary shares. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	NatWest Group plc repurchased and cancelled 345.6 million shares for total consideration of £756.7 million excluding fees in H1 2022, as part of the On Market Share Buyback Programme. Of the 345.6 million shares bought back, 10.7 million shares were settled and cancelled in July 2022. The nominal value of the share cancellations has been transferred to the capital redemption reserve.
[3]	In June 2021, AT1 capital notes totalling US$750 million less fees were issued.
[4]	Following an announcement of a Regulatory Call in February 2022, the Series U preference shares were reclassified to liabilities. A £254 million loss was recognised in P&L reserves due to FX unlocking.
[5]	Following the purchase of ordinary shares from UKGI in Q1 2022, NatWest Group contributed £500 million (2021 - £500 million) to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million (2021 - £354 million). In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the interim reporting period, are assessed to identity significant market fluctuations and one-off events since the end of the prior financial year.
[6]	Following the purchase of ordinary shares from UKGI in March 2021, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the interim reporting period are assessed to identity significant market fluctuations and one-off events since the end of the prior financial year